Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 73,542	$ 42,310
Accounts receivable, net	28,830	18,335
Inventories, net	197,991	63,210
Biological assets	46,210	19,197
Assets held for sale	58,504
Prepaid expenses and other current assets	10,140	6,479
Current portion of notes receivable	2,645
Total current assets	417,862	149,531
Deferred tax asset	5,528	2,628
Notes receivable	2,000	57,166
Property, plant and equipment, net	242,855	129,812
Right-of-use assets, net	267,168	82,794
Intangible assets, net	797,401	185,635
Goodwill	470,144	69,326
Investments	16,264	51,209
Prepaid acquisition consideration	132,234
Other assets	35,135	8,825
Total assets	2,386,591	736,926
Current liabilities:
Accounts payable	47,043	12,742
Accrued expenses	57,475	18,016
Income tax payable	79,649	15,114
Current portion of lease liability	15,710	11,835
Current portion of notes payable	6,500	17,000
Liabilities held for sale	7,181
Other current liabilities	6,568	31,549
Total current liabilities	220,126	106,256
Deferred tax liability	226,465	22,642
Notes payable	285,001	87,953
Lease liability	270,495	81,319
Non-controlling interest redemption liability	2,694	2,694
Contingent consideration liability	1,898	32,616
Other long term liability	3,698
Total liabilities	1,010,377	333,480
Shareholders' equity:
Share capital	1,754,412	693,699
Treasury shares	(5,208)	(5,208)
Reserves	(177,744)	(146,819)
Accumulated deficit	(194,645)	(132,910)
Total Curaleaf Holdings, Inc. shareholders' equity	1,376,815	408,762
Redeemable non-controlling interest contingency	(2,694)	(2,694)
Non-controlling interest	2,093	(2,622)
Total shareholders' equity	1,376,214	403,446
Total liabilities and shareholders' equity	$ 2,386,591	$ 736,926